Revenue (Tables)	12 Months Ended
Jun. 30, 2025
Revenue [abstract]
Disclosure of Revenue

	SA Rand
Figures in million	2025	2024	2023
Commodities
Gold (a)	75 240	59 212	47 366
Silver (b)	1 810	1 667	1 021
Uranium (c)	822	866	304
	77 872	61 745	48 691
Toll treatment services (d)	532	576	430
Revenue from contracts with customers	78 404	62 321	49 121
Consideration from streaming contract (e)	86	323	338
Hedging loss (f)	(4 594)	(1 265)	(184)
Total revenue[1]	73 896	61 379	49 275
1A geographical analysis of revenue origin is provided in the segment report. Refer to note 39 for further information.
4Revenue continued
Revenue from contracts with customers
The points of transfer of control are as follows:

Gold: South Africa (excluding streaming contract)	Gold is delivered and a certificate of sale is issued.
Gold and silver: Hidden Valley	Metal is collected from Hidden Valley and a confirmation of collection is sent to and accepted by the customer.
Uranium	Confirmation of transfer is issued.
Toll treatment services	As the gold-bearing material is treated and processed over time.
Streaming contract	Gold is delivered and credited into the Franco-Nevada designated gold account.
(a)The increase in gold revenue during the 2025 financial year is due to the average dollar gold price increasing by 31.1%, from US$1 999/oz in the 2024 year to US$2 620/oz in 2025. This was offset by a 4.2% decrease in gold sold from
48 222kg to 46 193kg, coupled with the strengthening of the Rand/US$ exchange rate from an average of R18.70/US$ to
R18.15/US$.
The increase in gold revenue during the 2024 financial year is due to the average dollar gold price increasing by 10.6%, from US$1 808/oz in the 2023 year to US$1 999/oz in 2024. Further to this there was a 5.5% increase in gold sold from
45 690kg to 48 222kg. In addition, the Rand/US$ exchange rate weakened from an average of R17.76/US$ to R18.70/
US$.
(b)Substantially all of the group's silver is derived from the Hidden Valley mine in Papua New Guinea. The increase in silver revenue in the 2025 financial year is mainly due to the average dollar silver price increased by 26.2% from US$24.72/oz in the 2024 year to US$31.20/oz. This was offset by silver production decreasing 14.6% from 114 240kg in the 2024 year to
97 590kg.
The increase in silver revenue in the 2024 financial year is mainly due to an increase in production of 39.2% to 114 240kg from 82 093kg in 2023. In addition, the average dollar silver price increased by 12.9% from US$21.89/oz in 2023 to
US$24.72/oz.
(c)Uranium is derived from the Moab Khotsong operation. The decrease is mainly due to uranium produced from 267 667kg in the 2024 year to 221 374kg in 2025.
The increase in 2024 is due to uranium produced increasing by 12.7% to 267 667kg from 237 438kg in 2023, together with an increase in the average uranium price of 59.2% to R3 121/kg in 2024 from R1 960/kg in 2023.
(d)The fees for services rendered for the treatment of third-party gold-bearing material at the Doornkop of R203 million
(2024: R196 million) and Moab Khotsong operations of R329 million (2024: R380 million).
(e)The streaming arrangement results in the non-cash consideration recognised as part of revenue for the streaming arrangement. Refer to note 29 for further information.
(f)The realised effective portion of the hedge-accounted gold derivatives was impacted by the average gold market spot price of R1 644 902/kg (2024: R1 249 344/kg) (2023: R1 045 527/kg) during the 2025 financial year compared to the average forward price of matured contracts of R1 306 033/kg (2024: R1 134 735/kg) (2023: R1 028 764/kg). Refer to note
17 for further information.